Commitments and Contingencies (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jul. 01, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Payments for legal settlements		$ 1,800,000
Transaction Bonus [Member]
Commitments and Contingencies [Line Items]
Cash transaction bonuses			$ 1,900,000
Accrued bonuses		0		$ 0	$ 0
Other Transaction Bonuses [Member]
Commitments and Contingencies [Line Items]
Cash transaction bonuses				1,500,000
Employees And Consultants [Member] | Transaction Bonus [Member]
Commitments and Contingencies [Line Items]
Cash transaction bonuses		800,000		1,900,000
Employees [Member] | Restricted Stock Units [Member] | Transaction Bonus [Member]
Commitments and Contingencies [Line Items]
Accrued bonuses		$ 200,000		200,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Stock issued during period, shares, issued for litigation settlement (in Shares)	159,000
Stock issued during period, value, issued for litigation settlement	$ 150,000
Class AUnits [Member] | Transaction Bonus [Member]
Commitments and Contingencies [Line Items]
Converted to common stock				800,000
Class AUnits [Member] | Consultants [Member] | Transaction Bonus [Member]
Commitments and Contingencies [Line Items]
Cash transaction bonuses				$ 380,000